Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000055529 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan USD Emerging Markets Bond ETF
Class Name	iShares J.P. Morgan USD Emerging Markets Bond ETF
Trading Symbol	EMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan USD Emerging Markets Bond ETF	$19	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.56%	8.69%	2.68%	2.52%
J.P. Morgan EMBI Global Diversified Index	1.79	8.77	2.99	2.97
J.P. Morgan EMBI® Global Core Index	1.62	8.83	2.80	2.83

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 12,757,447,572
Holdings Count | Holding	657
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,757,447,572
Number of Portfolio Holdings	657
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	12.4%
A	10.6%
Baa	31.6%
Ba	17.2%
B	11.2%
Caa	12.4%
Ca	1.1%
Not Rated	3.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Saudi Arabia	6.4%
Mexico	5.6%
Turkey	4.8%
United Arab Emirates	4.7%
Indonesia	4.5%
Brazil	3.5%
Poland	3.5%
Philippines	3.5%
Chile	3.4%
Qatar	3.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000069477 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Treasury Bond ETF
Class Name	iShares International Treasury Bond ETF
Trading Symbol	IGOV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Treasury Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Treasury Bond ETF	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	4.60%	9.56%	(3.32)%	(0.86)%
FTSE World Broad Investment-Grade Bond Index	3.80	8.91	(1.39)	0.74
FTSE World Government Bond Index - Developed Markets Capped Select Index	5.29	9.99	(2.91)	(0.47)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 841,221,867
Holdings Count | Holding	910
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$841,221,867
Number of Portfolio Holdings	910
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	30.8%
Aa	31.6%
A	17.2%
Baa	15.7%
Not Rated	4.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	12.8%
France	8.4%
Italy	7.7%
Germany	6.5%
United Kingdom	6.3%
Spain	5.2%
Australia	4.7%
Canada	4.6%
Portugal	4.6%
Netherlands	4.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000069478 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 1-3 Year International Treasury Bond ETF
Class Name	iShares 1-3 Year International Treasury Bond ETF
Trading Symbol	ISHG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 1-3 Year International Treasury Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year International Treasury Bond ETF	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.64%	10.26%	(0.21)%	(0.26)%
FTSE World Broad Investment-Grade Bond Index	3.80	8.91	(1.39)	0.74
FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index	6.32	10.69	0.20	0.00

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 287,926,961
Holdings Count | Holding	156
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$287,926,961
Number of Portfolio Holdings	156
Portfolio Turnover Rate	54%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	32.2%
Aa	28.7%
A	13.9%
Baa	18.6%
Not Rated	6.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Italy	9.4%
Japan	9.3%
Germany	8.6%
France	8.6%
Spain	5.8%
United Kingdom	5.3%
Australia	4.7%
Belgium	4.6%
Singapore	4.6%
Austria	4.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000102031 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Floating Rate Bond ETF
Class Name	iShares Floating Rate Bond ETF
Trading Symbol	FLOT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Bond ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.28%	5.35%	3.59%	2.52%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg US Floating Rate Note<5 Years Index	2.31	5.41	3.73	2.73

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 8,808,936,032
Holdings Count | Holding	413
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,808,936,032
Number of Portfolio Holdings	413
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	26.0%
Aa	23.7%
A	42.3%
Baa	5.3%
Ba	0.3%
Not Rated	2.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	16.6%
1-5 Years	83.3%
5-10 Years	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000110079 [Member]
Shareholder Report [Line Items]
Fund Name	iShares CMBS ETF
Class Name	iShares CMBS ETF
Trading Symbol	CMBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares CMBS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares CMBS ETF	$13	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.79%	9.16%	0.87%	2.03%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg U.S. CMBS (ERISA Only) Index	3.88	9.37	1.20	2.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 431,245,388
Holdings Count | Holding	461
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$431,245,388
Number of Portfolio Holdings	461
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	69.7%
Aa	3.1%
A	0.4%
Baa	0.2%
Not Rated	26.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	25.7%
5-10 Years	23.9%
10-15 Years	1.1%
15-20 Years	0.2%
20-25 Years	5.6%
25-30 Years	23.6%
30-35 Years	15.3%
35-40 Years	4.3%
More than 40 Years	0.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000110080 [Member]
Shareholder Report [Line Items]
Fund Name	iShares GNMA Bond ETF
Class Name	iShares GNMA Bond ETF
Trading Symbol	GNMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares GNMA Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GNMA Bond ETF	$5	0.09%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.89%	8.19%	(0.74)%	0.88%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg U.S. GNMA Bond Index	2.93	8.17	(0.70)	1.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 350,372,172
Holdings Count | Holding	311
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$350,372,172
Number of Portfolio Holdings	311
Portfolio Turnover Rate	134%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	0.5%
10-15 Years	0.3%
15-20 Years	2.6%
20-25 Years	17.7%
25-30 Years	77.5%
30-35 Years	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Government National Mortgage Association, 2.00%, 02/20/51	4.2%
Government National Mortgage Association, 2.00%, 12/20/51	3.0%
Government National Mortgage Association, 5.50%, 05/15/54	2.8%
Government National Mortgage Association, 2.50%, 08/20/51	2.6%
Government National Mortgage Association, 5.50%, 04/20/53	2.5%
Government National Mortgage Association, 2.50%, 07/20/51	2.4%
Government National Mortgage Association, 2.50%, 05/20/51	2.0%
Government National Mortgage Association, 2.50%, 08/20/50	1.9%
Government National Mortgage Association, 2.00%, 01/20/52	1.9%
Government National Mortgage Association, 2.00%, 02/20/52	1.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Government National Mortgage Association, 2.00%, 02/20/51	4.2%
Government National Mortgage Association, 2.00%, 12/20/51	3.0%
Government National Mortgage Association, 5.50%, 05/15/54	2.8%
Government National Mortgage Association, 2.50%, 08/20/51	2.6%
Government National Mortgage Association, 5.50%, 04/20/53	2.5%
Government National Mortgage Association, 2.50%, 07/20/51	2.4%
Government National Mortgage Association, 2.50%, 05/20/51	2.0%
Government National Mortgage Association, 2.50%, 08/20/50	1.9%
Government National Mortgage Association, 2.00%, 01/20/52	1.9%
Government National Mortgage Association, 2.00%, 02/20/52	1.8%
(a)	Excludes money market funds.

C000110081 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Aaa - A Rated Corporate Bond ETF
Class Name	iShares Aaa - A Rated Corporate Bond ETF
Trading Symbol	QLTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Aaa - A Rated Corporate Bond ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.70%	7.33%	(0.45)%	2.01%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg U.S. Corporate Aaa - A Capped Index	1.71	7.41	(0.35)	2.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,655,822,993
Holdings Count | Holding	3,147
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,655,822,993
Number of Portfolio Holdings	3,147
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	38.2%
5-10 Years	27.3%
10-15 Years	7.9%
15-20 Years	6.0%
More than 20 Years	20.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%, 02/01/46	0.3%
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53	0.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	0.2%
AbbVie Inc., 3.20%, 11/21/29	0.2%
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	0.2%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	0.2%
AbbVie Inc., 4.25%, 11/21/49	0.2%
Wells Fargo & Co., 5.01%, 04/04/51	0.1%
Microsoft Corp., 2.92%, 03/17/52	0.1%
Comcast Corp., 4.15%, 10/15/28	0.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%, 02/01/46	0.3%
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53	0.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	0.2%
AbbVie Inc., 3.20%, 11/21/29	0.2%
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	0.2%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	0.2%
AbbVie Inc., 4.25%, 11/21/49	0.2%
Wells Fargo & Co., 5.01%, 04/04/51	0.1%
Microsoft Corp., 2.92%, 03/17/52	0.1%
Comcast Corp., 4.15%, 10/15/28	0.1%
(a)	Excludes money market funds.

C000119711 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core 1-5 Year USD Bond ETF
Class Name	iShares Core 1-5 Year USD Bond ETF
Trading Symbol	ISTB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core 1-5 Year USD Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 1-5 Year USD Bond ETF	$3	0.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.20%	7.69%	1.71%	2.09%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg U.S. Universal 1-5 Year Index	3.21	7.73	1.74	2.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,536,077,190
Holdings Count | Holding	6,679
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,536,077,190
Number of Portfolio Holdings	6,679
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	61.9%
Aa	4.4%
A	11.9%
Baa	11.4%
Ba	3.4%
B	3.1%
Caa	1.2%
Ca	0.1%
Not Rated	2.6%
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	56.4%
Corporate Bonds & Notes	34.7%
Foreign Government Obligations	6.2%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	0.8%
Municipal Debt Obligations	0.1%
Fixed Rate Loan Interests	0.0	%(b)
Common Stocks	0.0	%(b)
Preferred Stocks	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000131291 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 0-5 Year High Yield Corporate Bond ETF
Class Name	iShares 0-5 Year High Yield Corporate Bond ETF
Trading Symbol	SHYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year High Yield Corporate Bond ETF	$15	0.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.69%	7.84%	6.41%	4.26%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Markit iBoxx® USD Liquid High Yield 0-5 Index	1.68	8.01	6.64	4.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,994,914,612
Holdings Count | Holding	1,169
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,994,914,612
Number of Portfolio Holdings	1,169
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	0.6%
Ba	38.4%
B	41.8%
Caa	16.0%
Ca	0.7%
Not Rated	2.5%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	3.4%
1-2 Years	12.4%
2-3 Years	22.0%
3-4 Years	32.0%
4-5 Years	30.1%
5-6 Years	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000131292 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 0-5 Year Investment Grade Corporate Bond ETF
Class Name	iShares 0-5 Year Investment Grade Corporate Bond ETF
Trading Symbol	SLQD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year Investment Grade Corporate Bond ETF	$3	0.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.01%	7.23%	2.36%	2.43%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Markit iBoxx® USD Liquid Investment Grade 0-5 Index	2.94	7.20	2.38	2.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,212,799,884
Holdings Count | Holding	2,776
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,212,799,884
Number of Portfolio Holdings	2,776
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.7%
Aa	8.5%
A	46.2%
Baa	40.4%
Ba	2.2%
Not Rated	1.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	17.9%
1-5 Years	81.9%
5-10 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000137225 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Treasury Floating Rate Bond ETF
Class Name	iShares Treasury Floating Rate Bond ETF
Trading Symbol	TFLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Treasury Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Treasury Floating Rate Bond ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[11]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.25%	4.82%	2.74%	1.94%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg U.S. Treasury Floating Rate Index	2.32	4.97	2.89	2.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,097,705,934
Holdings Count | Holding	8
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,097,705,934
Number of Portfolio Holdings	8
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	54.5%
1-2 Years	45.5%
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Floating Rate Note, 4.48%, 10/31/26	14.4%
U.S. Treasury Floating Rate Note, 4.42%, 04/30/26	14.0%
U.S. Treasury Floating Rate Note, 4.40%, 07/31/25	13.9%
U.S. Treasury Floating Rate Note, 4.44%, 10/31/25	13.6%
U.S. Treasury Floating Rate Note, 4.45%, 07/31/26	13.2%
U.S. Treasury Floating Rate Note, 4.37%, 01/31/27	13.1%
U.S. Treasury Floating Rate Note, 4.52%, 01/31/26	13.1%
U.S. Treasury Floating Rate Note, 4.41%, 04/30/27	4.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Floating Rate Note, 4.48%, 10/31/26	14.4%
U.S. Treasury Floating Rate Note, 4.42%, 04/30/26	14.0%
U.S. Treasury Floating Rate Note, 4.40%, 07/31/25	13.9%
U.S. Treasury Floating Rate Note, 4.44%, 10/31/25	13.6%
U.S. Treasury Floating Rate Note, 4.45%, 07/31/26	13.2%
U.S. Treasury Floating Rate Note, 4.37%, 01/31/27	13.1%
U.S. Treasury Floating Rate Note, 4.52%, 01/31/26	13.1%
U.S. Treasury Floating Rate Note, 4.41%, 04/30/27	4.7%
(a)	Excludes money market funds.

C000152180 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2025 Term Corporate ETF
Class Name	iShares iBonds Dec 2025 Term Corporate ETF
Trading Symbol	IBDQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.32%	5.69%	2.23%	3.27%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg December 2025 Maturity Corporate Index	2.33	5.73	2.30	3.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,095,081,204
Holdings Count | Holding	386
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,095,081,204
Number of Portfolio Holdings	386
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.6%
Aa	11.5%
A	37.1%
Baa	42.0%
Ba	2.3%
Not Rated	2.0%
Short-Term and Other Assets	2.5%
Ten largest holdings
Security(a)	Percent of Net Assets
Visa Inc., 3.15%, 12/14/25	1.1%
AbbVie Inc., 3.60%, 05/14/25	1.0%
Microsoft Corp., 3.13%, 11/03/25	0.8%
CVS Health Corp., 3.88%, 07/20/25	0.8%
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/25	0.8%
Morgan Stanley, 4.00%, 07/23/25	0.8%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	0.7%
Shell International Finance BV, 3.25%, 05/11/25	0.7%
Comcast Corp., 3.95%, 10/15/25	0.7%
Citigroup Inc., 4.40%, 06/10/25	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Visa Inc., 3.15%, 12/14/25	1.1%
AbbVie Inc., 3.60%, 05/14/25	1.0%
Microsoft Corp., 3.13%, 11/03/25	0.8%
CVS Health Corp., 3.88%, 07/20/25	0.8%
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/25	0.8%
Morgan Stanley, 4.00%, 07/23/25	0.8%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	0.7%
Shell International Finance BV, 3.25%, 05/11/25	0.7%
Comcast Corp., 3.95%, 10/15/25	0.7%
Citigroup Inc., 4.40%, 06/10/25	0.7%
(a)Excludes money market funds.
C000153287 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Convertible Bond ETF
Class Name	iShares Convertible Bond ETF
Trading Symbol	ICVT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Convertible Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Convertible Bond ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	2.33%	13.09%	10.75%	9.08%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.98
Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index	2.44	13.13	11.32	9.56

Performance Inception Date	Jun. 02, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,404,565,941
Holdings Count | Holding	331
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,404,565,941
Number of Portfolio Holdings	331
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	16.8%
1-5 Years	70.8%
5-10 Years	10.7%
More than 20 Years	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd., 0.50%, 06/01/31	2.8%
MicroStrategy Inc. , 12/01/29	1.1%
Uber Technologies Inc., Series 2028, 0.88%, 12/01/28	0.9%
Ford Motor Co. , 03/15/26	0.9%
MicroStrategy Inc. , 03/01/30	0.9%
PG&E Corp., 4.25%, 12/01/27	0.9%
MicroStrategy Inc., 0.63%, 09/15/28	0.9%
Western Digital Corp., 3.00%, 11/15/28	0.9%
MicroStrategy Inc., 0.63%, 03/15/30	0.9%
JD.com Inc., 0.25%, 06/01/29	0.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd., 0.50%, 06/01/31	2.8%
MicroStrategy Inc. , 12/01/29	1.1%
Uber Technologies Inc., Series 2028, 0.88%, 12/01/28	0.9%
Ford Motor Co. , 03/15/26	0.9%
MicroStrategy Inc. , 03/01/30	0.9%
PG&E Corp., 4.25%, 12/01/27	0.9%
MicroStrategy Inc., 0.63%, 09/15/28	0.9%
Western Digital Corp., 3.00%, 11/15/28	0.9%
MicroStrategy Inc., 0.63%, 03/15/30	0.9%
JD.com Inc., 0.25%, 06/01/29	0.9%
(a)	Excludes money market funds.

C000161648 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core International Aggregate Bond ETF
Class Name	iShares Core International Aggregate Bond ETF
Trading Symbol	IAGG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core International Aggregate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core International Aggregate Bond ETF	$4	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[14]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	2.70%	6.87%	0.70%	2.58%
Bloomberg Global Aggregate Bond Index	3.74	8.82	(1.20)	1.18
Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index	2.83	7.13	0.82	2.70

Performance Inception Date	Nov. 10, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,984,496,357
Holdings Count | Holding	5,984
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,984,496,357
Number of Portfolio Holdings	5,984
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Foreign Government Obligations	80.5%
Corporate Bonds & Notes	19.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	18.3%
Japan	10.9%
France	9.5%
Germany	8.7%
United Kingdom	7.1%
Italy	5.7%
Canada	5.6%
Spain	4.4%
Supranational	3.8%
Australia	2.7%
(a)	Excludes money market funds.

C000170245 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced High Yield Corporate Bond ETF
Class Name	iShares ESG Advanced High Yield Corporate Bond ETF
Trading Symbol	HYXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Advanced High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced High Yield Corporate Bond ETF	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[15]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	2.30%	9.97%	4.72%	4.88%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.70
Bloomberg MSCI US High Yield Choice ESG Screened Index	2.51	10.32	4.89	5.12

Performance Inception Date	Jun. 14, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 180,040,586
Holdings Count | Holding	753
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$180,040,586
Number of Portfolio Holdings	753
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.2%
Ba	49.7%
B	36.6%
Caa	10.0%
Ca	1.1%
Not Rated	1.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.2%
1-5 Years	61.5%
5-10 Years	35.4%
10-15 Years	0.7%
15-20 Years	0.2%
More than 20 Years	2.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000170247 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Fallen Angels USD Bond ETF
Class Name	iShares Fallen Angels USD Bond ETF
Trading Symbol	FALN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Fallen Angels USD Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Fallen Angels USD Bond ETF	$12	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[16]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	0.46%	6.54%	6.75%	6.27%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.70
Bloomberg US High Yield Fallen Angel 3% Capped Index	0.39	6.42	6.86	6.58

Performance Inception Date	Jun. 14, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,714,354,208
Holdings Count | Holding	165
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,714,354,208
Number of Portfolio Holdings	165
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	5.4%
Ba	63.6%
B	14.7%
Caa	7.7%
Ca	1.9%
Not Rated	6.7%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.9%
1-5 Years	45.3%
5-10 Years	26.3%
10-15 Years	10.7%
15-20 Years	6.4%
More than 20 Years	10.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000173141 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2026 Term Corporate ETF
Class Name	iShares iBonds Dec 2026 Term Corporate ETF
Trading Symbol	IBDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[17]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	2.55%	6.69%	1.97%	2.90%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.64
Bloomberg December 2026 Maturity Corporate Index	2.59	6.76	2.07	3.00

Performance Inception Date	Sep. 13, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,253,809,307
Holdings Count | Holding	659
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,253,809,307
Number of Portfolio Holdings	659
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.6%
Aa	11.3%
A	42.1%
Baa	38.8%
Ba	2.1%
Not Rated	1.8%
Short-Term and Other Assets	1.3%
Ten largest holdings
Security(a)	Percent of Net Assets
Boeing Co. (The), 2.20%, 02/04/26	0.9%
AbbVie Inc., 2.95%, 11/21/26	0.6%
Microsoft Corp., 2.40%, 08/08/26	0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	0.6%
Wells Fargo & Co., 3.00%, 04/22/26	0.6%
Wells Fargo & Co., 3.00%, 10/23/26	0.6%
Apple Inc., 3.25%, 02/23/26	0.5%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/26	0.5%
Morgan Stanley, 3.13%, 07/27/26	0.5%
Morgan Stanley, 3.88%, 01/27/26	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Boeing Co. (The), 2.20%, 02/04/26	0.9%
AbbVie Inc., 2.95%, 11/21/26	0.6%
Microsoft Corp., 2.40%, 08/08/26	0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	0.6%
Wells Fargo & Co., 3.00%, 04/22/26	0.6%
Wells Fargo & Co., 3.00%, 10/23/26	0.6%
Apple Inc., 3.25%, 02/23/26	0.5%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/26	0.5%
Morgan Stanley, 3.13%, 07/27/26	0.5%
Morgan Stanley, 3.88%, 01/27/26	0.5%
(a)Excludes money market funds.
C000191091 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2027 Term Corporate ETF
Class Name	iShares iBonds Dec 2027 Term Corporate ETF
Trading Symbol	IBDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	2.92%	7.68%	2.09%	3.00%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.59
Bloomberg December 2027 Maturity Corporate Index	2.96	7.74	2.15	3.06

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,014,287,494
Holdings Count | Holding	678
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,014,287,494
Number of Portfolio Holdings	678
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	3.0%
Aa	7.6%
A	36.9%
Baa	47.0%
Ba	2.3%
Not Rated	1.9%
Short-Term and Other Assets	1.3%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.75%, 04/15/27	0.7%
Citigroup Inc., 4.45%, 09/29/27	0.7%
Warnermedia Holdings Inc., 3.76%, 03/15/27	0.7%
Microsoft Corp., 3.30%, 02/06/27	0.7%
Amazon.com Inc., 3.15%, 08/22/27	0.6%
Goldman Sachs Group Inc. (The), 3.85%, 01/26/27	0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	0.5%
Morgan Stanley, 3.63%, 01/20/27	0.5%
Verizon Communications Inc., 4.13%, 03/16/27	0.5%
Oracle Corp., 3.25%, 11/15/27	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.75%, 04/15/27	0.7%
Citigroup Inc., 4.45%, 09/29/27	0.7%
Warnermedia Holdings Inc., 3.76%, 03/15/27	0.7%
Microsoft Corp., 3.30%, 02/06/27	0.7%
Amazon.com Inc., 3.15%, 08/22/27	0.6%
Goldman Sachs Group Inc. (The), 3.85%, 01/26/27	0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	0.5%
Morgan Stanley, 3.63%, 01/20/27	0.5%
Verizon Communications Inc., 4.13%, 03/16/27	0.5%
Oracle Corp., 3.25%, 11/15/27	0.5%
(a)Excludes money market funds.
C000194633 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Broad USD High Yield Corporate Bond ETF
Class Name	iShares Broad USD High Yield Corporate Bond ETF
Trading Symbol	USHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD High Yield Corporate Bond ETF	$4	0.08%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[19]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	1.70%	8.68%	6.30%	4.28%
ICE BofA US Broad Market Index	2.52	7.99	(0.68)	1.44
ICE BofA US High Yield Constrained Index	1.67	8.69	6.40	4.34

Performance Inception Date	Oct. 25, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA US High Yield Constrained Index. Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4 pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4 pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 21,354,999,400
Holdings Count | Holding	1,918
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$21,354,999,400
Number of Portfolio Holdings	1,918
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.3%
Ba	41.0%
B	42.3%
Caa	12.6%
Ca	0.6%
Not Rated	2.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.3%
1-5 Years	62.1%
5-10 Years	34.1%
10-15 Years	0.7%
15-20 Years	0.3%
More than 20 Years	2.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000196720 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Fixed Income Balanced Risk Systematic ETF
Class Name	iShares U.S. Fixed Income Balanced Risk Systematic ETF
Trading Symbol	FIBR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Fixed Income Balanced Risk Systematic ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Fixed Income Balanced Risk Systematic ETF	$13	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.14%	8.93%	0.89%	2.02%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg U.S. Fixed Income Balanced Risk Index	3.36	9.27	1.12	2.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 70,057,940
Holdings Count | Holding	910
Investment Company Portfolio Turnover	236.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$70,057,940
Number of Portfolio Holdings	910
Portfolio Turnover Rate	236%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	23.4%
Aa	1.9%
A	26.1%
Baa	30.0%
Ba	6.9%
B	8.5%
Caa	1.8%
Ca	0.0%
Not Rated	1.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	6.9%
1-5 Years	40.2%
5-10 Years	27.7%
10-15 Years	4.0%
15-20 Years	0.1%
More than 20 Years	21.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000204503 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2028 Term Corporate ETF
Class Name	iShares iBonds Dec 2028 Term Corporate ETF
Trading Symbol	IBDT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[21]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	3.39%	8.54%	1.91%	3.82%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	2.07
Bloomberg December 2028 Maturity Corporate Index	3.42	8.62	1.97	3.86

Performance Inception Date	Sep. 18, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,803,161,901
Holdings Count | Holding	644
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,803,161,901
Number of Portfolio Holdings	644
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.4%
Aa	7.3%
A	32.7%
Baa	54.0%
Ba	1.9%
Not Rated	1.1%
Short-Term and Other Assets	1.6%
Ten largest holdings
Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	0.9%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	0.8%
Comcast Corp., 4.15%, 10/15/28	0.8%
Cigna Group (The), 4.38%, 10/15/28	0.7%
Verizon Communications Inc., 4.33%, 09/21/28	0.7%
Amgen Inc., 5.15%, 03/02/28	0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	0.7%
RTX Corp., 4.13%, 11/16/28	0.6%
Morgan Stanley, 3.59%, 07/22/28	0.5%
UBS AG/Stamford CT, 7.50%, 02/15/28	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	0.9%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	0.8%
Comcast Corp., 4.15%, 10/15/28	0.8%
Cigna Group (The), 4.38%, 10/15/28	0.7%
Verizon Communications Inc., 4.33%, 09/21/28	0.7%
Amgen Inc., 5.15%, 03/02/28	0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	0.7%
RTX Corp., 4.13%, 11/16/28	0.6%
Morgan Stanley, 3.59%, 07/22/28	0.5%
UBS AG/Stamford CT, 7.50%, 02/15/28	0.5%
(a)Excludes money market funds.
C000204721 [Member]
Shareholder Report [Line Items]
Fund Name	iShares BB Rated Corporate Bond ETF
Class Name	iShares BB Rated Corporate Bond ETF
Trading Symbol	HYBB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares BB Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BB Rated Corporate Bond ETF	$13	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[22]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.90%	7.63%	3.47%
ICE BofA US Broad Market Index	2.52	7.99	(1.10)
ICE BofA BB US High Yield Constrained Index	1.97	7.73	3.59

Performance Inception Date	Oct. 06, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA BB US High Yield Constrained Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 204,445,696
Holdings Count | Holding	975
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$204,445,696
Number of Portfolio Holdings	975
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	55.3%
5-10 Years	38.6%
10-15 Years	1.1%
15-20 Years	0.5%
More than 20 Years	4.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Medline Borrower LP, 3.88%, 04/01/29	0.6%
Quikrete Holdings Inc., 6.38%, 03/01/32	0.6%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	0.5%
Venture Global LNG Inc., 9.50%, 02/01/29	0.4%
Intelsat Jackson Holdings SA, 6.50%, 03/15/30	0.4%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.4%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30	0.4%
TransDigm Inc., 6.38%, 03/01/29	0.4%
Carnival Corp., 5.75%, 03/01/27	0.4%
DaVita Inc., 4.63%, 06/01/30	0.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Medline Borrower LP, 3.88%, 04/01/29	0.6%
Quikrete Holdings Inc., 6.38%, 03/01/32	0.6%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	0.5%
Venture Global LNG Inc., 9.50%, 02/01/29	0.4%
Intelsat Jackson Holdings SA, 6.50%, 03/15/30	0.4%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.4%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30	0.4%
TransDigm Inc., 6.38%, 03/01/29	0.4%
Carnival Corp., 5.75%, 03/01/27	0.4%
DaVita Inc., 4.63%, 06/01/30	0.4%
(a)	Excludes money market funds.

C000205645 [Member]
Shareholder Report [Line Items]
Fund Name	iShares USD Green Bond ETF
Class Name	iShares USD Green Bond ETF
Trading Symbol	BGRN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares USD Green Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares USD Green Bond ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[23]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	2.21%	7.49%	(0.03)%	1.90%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	2.19
Bloomberg MSCI USD Green Bond Select Index	2.28	7.64	0.14	2.05

Performance Inception Date	Nov. 13, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 396,892,943
Holdings Count | Holding	344
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$396,892,943
Number of Portfolio Holdings	344
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	14.4%
Aa	21.4%
A	24.3%
Baa	31.4%
Ba	1.5%
Not Rated	7.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	11.8%
1-5 Years	41.0%
5-10 Years	33.7%
10-15 Years	1.2%
15-20 Years	0.7%
More than 20 Years	11.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000211404 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2025 Term High Yield and Income ETF
Class Name	iShares iBonds 2025 Term High Yield and Income ETF
Trading Symbol	IBHE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2025 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2025 Term High Yield and Income ETF	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[24]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	3.00%	6.59%	6.89%	4.87%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.43
Bloomberg 2025 Term High Yield and Income Index	2.80	6.54	7.29	5.24

Performance Inception Date	May 07, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 579,758,925
Holdings Count | Holding	219
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$579,758,925
Number of Portfolio Holdings	219
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
A	0.8%
Baa	48.2%
Ba	26.4%
B	9.6%
Caa	4.4%
Not Rated	2.9%
Short-Term and Other Assets	7.7%
Ten largest holdings
Security(a)	Percent of Net Assets
Ally Financial Inc., 5.75%, 11/20/25	3.2%
Viasat Inc., 5.63%, 09/15/25	3.1%
PennyMac Financial Services Inc., 5.38%, 10/15/25	2.8%
United Wholesale Mortgage LLC, 5.50%, 11/15/25	2.8%
Melco Resorts Finance Ltd., 4.88%, 06/06/25	2.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25	2.2%
Rithm Capital Corp., 6.25%, 10/15/25	2.0%
Kohl's Corp., 4.25%, 07/17/25	1.9%
DPL Inc., 4.13%, 07/01/25	1.8%
Penske Automotive Group Inc., 3.50%, 09/01/25	1.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Ally Financial Inc., 5.75%, 11/20/25	3.2%
Viasat Inc., 5.63%, 09/15/25	3.1%
PennyMac Financial Services Inc., 5.38%, 10/15/25	2.8%
United Wholesale Mortgage LLC, 5.50%, 11/15/25	2.8%
Melco Resorts Finance Ltd., 4.88%, 06/06/25	2.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25	2.2%
Rithm Capital Corp., 6.25%, 10/15/25	2.0%
Kohl's Corp., 4.25%, 07/17/25	1.9%
DPL Inc., 4.13%, 07/01/25	1.8%
Penske Automotive Group Inc., 3.50%, 09/01/25	1.7%
(a)Excludes money market funds.
C000214263 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2029 Term Corporate ETF
Class Name	iShares iBonds Dec 2029 Term Corporate ETF
Trading Symbol	IBDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2029 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[25]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	3.38%	8.95%	1.62%	2.08%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	0.80
Bloomberg December 2029 Maturity Corporate Index	3.41	8.99	1.70	2.12

Performance Inception Date	Sep. 17, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,563,407,648
Holdings Count | Holding	605
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,563,407,648
Number of Portfolio Holdings	605
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.8%
Aa	5.6%
A	34.5%
Baa	52.0%
Ba	3.7%
Not Rated	1.9%
Short-Term and Other Assets	1.5%
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 3.20%, 11/21/29	1.1%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	0.9%
Verizon Communications Inc., 4.02%, 12/03/29	0.8%
Centene Corp., 4.63%, 12/15/29	0.7%
International Business Machines Corp., 3.50%, 05/15/29	0.7%
AT&T Inc., 4.35%, 03/01/29	0.6%
Fiserv Inc., 3.50%, 07/01/29	0.6%
AbbVie Inc., 4.80%, 03/15/29	0.5%
Wells Fargo & Co., 4.15%, 01/24/29	0.5%
Bristol-Myers Squibb Co., 3.40%, 07/26/29	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 3.20%, 11/21/29	1.1%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	0.9%
Verizon Communications Inc., 4.02%, 12/03/29	0.8%
Centene Corp., 4.63%, 12/15/29	0.7%
International Business Machines Corp., 3.50%, 05/15/29	0.7%
AT&T Inc., 4.35%, 03/01/29	0.6%
Fiserv Inc., 3.50%, 07/01/29	0.6%
AbbVie Inc., 4.80%, 03/15/29	0.5%
Wells Fargo & Co., 4.15%, 01/24/29	0.5%
Bristol-Myers Squibb Co., 3.40%, 07/26/29	0.5%
(a)Excludes money market funds.
C000219751 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2030 Term Corporate ETF
Class Name	iShares iBonds Dec 2030 Term Corporate ETF
Trading Symbol	IBDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2030 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[26]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	3.54%	9.58%	0.31%
Bloomberg U.S. Universal Index	2.53	8.14	(0.34)
Bloomberg December 2030 Maturity Corporate Index	3.56	9.64	0.37

Performance Inception Date	Jun. 23, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,794,376,132
Holdings Count | Holding	616
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,794,376,132
Number of Portfolio Holdings	616
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.3%
Aa	7.9%
A	33.1%
Baa	53.7%
Ba	1.7%
Not Rated	1.1%
Short-Term and Other Assets	1.2%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.88%, 04/15/30	1.4%
Boeing Co. (The), 5.15%, 05/01/30	0.9%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	0.9%
British Telecommunications PLC, 9.63%, 12/15/30	0.7%
AT&T Inc., 4.30%, 02/15/30	0.6%
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/30	0.6%
Pacific Gas and Electric Co., 4.55%, 07/01/30	0.6%
Oracle Corp., 2.95%, 04/01/30	0.6%
Amgen Inc., 5.25%, 03/02/30	0.6%
HCA Inc., 3.50%, 09/01/30	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.88%, 04/15/30	1.4%
Boeing Co. (The), 5.15%, 05/01/30	0.9%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	0.9%
British Telecommunications PLC, 9.63%, 12/15/30	0.7%
AT&T Inc., 4.30%, 02/15/30	0.6%
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/30	0.6%
Pacific Gas and Electric Co., 4.55%, 07/01/30	0.6%
Oracle Corp., 2.95%, 04/01/30	0.6%
Amgen Inc., 5.25%, 03/02/30	0.6%
HCA Inc., 3.50%, 09/01/30	0.5%
(a)Excludes money market funds.
C000222633 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2026 Term High Yield and Income ETF
Class Name	iShares iBonds 2026 Term High Yield and Income ETF
Trading Symbol	IBHF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2026 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2026 Term High Yield and Income ETF	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[27]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	2.72%	8.59%	4.41%
Bloomberg U.S. Universal Index	2.53	8.14	(0.59)
Bloomberg 2026 Term High Yield and Income Index	2.68	8.77	4.74

Performance Inception Date	Nov. 10, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 790,668,966
Holdings Count | Holding	112
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$790,668,966
Number of Portfolio Holdings	112
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Ba	46.2%
B	30.5%
Caa	14.0%
Not Rated	1.9%
Short-Term and Other Assets	7.4%
Ten largest holdings
Security(a)	Percent of Net Assets
OneMain Finance Corp., 7.13%, 03/15/26	2.3%
Walgreens Boots Alliance Inc., 3.45%, 06/01/26	2.3%
Air Canada, 3.88%, 08/15/26	1.9%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26	1.9%
Newell Brands Inc., 5.20%, 04/01/26	1.7%
Vistra Operations Co. LLC, 5.50%, 09/01/26	1.7%
Royal Caribbean Cruises Ltd., 5.50%, 08/31/26	1.7%
Block Inc., 2.75%, 06/01/26	1.6%
IQVIA Inc., 5.00%, 10/15/26	1.6%
Trivium Packaging Finance BV, 5.50%, 08/15/26	1.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
OneMain Finance Corp., 7.13%, 03/15/26	2.3%
Walgreens Boots Alliance Inc., 3.45%, 06/01/26	2.3%
Air Canada, 3.88%, 08/15/26	1.9%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26	1.9%
Newell Brands Inc., 5.20%, 04/01/26	1.7%
Vistra Operations Co. LLC, 5.50%, 09/01/26	1.7%
Royal Caribbean Cruises Ltd., 5.50%, 08/31/26	1.7%
Block Inc., 2.75%, 06/01/26	1.6%
IQVIA Inc., 5.00%, 10/15/26	1.6%
Trivium Packaging Finance BV, 5.50%, 08/15/26	1.6%
(a)Excludes money market funds.
C000228040 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2031 Term Corporate ETF
Class Name	iShares iBonds Dec 2031 Term Corporate ETF
Trading Symbol	IBDW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2031 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[28]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	3.40%	9.86%	(0.75)%
Bloomberg U.S. Universal Index	2.53	8.14	(0.70)
Bloomberg December 2031 Maturity Corporate Index	3.44	9.91	(0.72)

Performance Inception Date	Jun. 22, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,473,404,359
Holdings Count | Holding	429
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,473,404,359
Number of Portfolio Holdings	429
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.1%
Aa	4.8%
A	29.5%
Baa	55.9%
Ba	4.6%
Not Rated	3.0%
Short-Term and Other Assets	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Verizon Communications Inc., 2.55%, 03/21/31	1.1%
Orange SA, 9.00%, 03/01/31	1.0%
Oracle Corp., 2.88%, 03/25/31	0.9%
AT&T Inc., 2.75%, 06/01/31	0.9%
Broadcom Inc., 2.45%, 02/15/31	0.8%
Amazon.com Inc., 2.10%, 05/12/31	0.8%
Cisco Systems Inc., 4.95%, 02/26/31	0.7%
Walt Disney Co. (The), 2.65%, 01/13/31	0.7%
T-Mobile USA Inc., 3.50%, 04/15/31	0.7%
Ally Financial Inc., 8.00%, 11/01/31	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Verizon Communications Inc., 2.55%, 03/21/31	1.1%
Orange SA, 9.00%, 03/01/31	1.0%
Oracle Corp., 2.88%, 03/25/31	0.9%
AT&T Inc., 2.75%, 06/01/31	0.9%
Broadcom Inc., 2.45%, 02/15/31	0.8%
Amazon.com Inc., 2.10%, 05/12/31	0.8%
Cisco Systems Inc., 4.95%, 02/26/31	0.7%
Walt Disney Co. (The), 2.65%, 01/13/31	0.7%
T-Mobile USA Inc., 3.50%, 04/15/31	0.7%
Ally Financial Inc., 8.00%, 11/01/31	0.7%
(a)Excludes money market funds.
C000228465 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2027 Term High Yield and Income ETF
Class Name	iShares iBonds 2027 Term High Yield and Income ETF
Trading Symbol	IBHG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2027 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2027 Term High Yield and Income ETF	$18	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[29]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	2.62%	8.58%	2.98%
Bloomberg U.S. Universal Index	2.53	8.14	(0.91)
Bloomberg 2027 Term High Yield and Income Index	2.69	8.91	3.21

Performance Inception Date	Jul. 07, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 274,286,509
Holdings Count | Holding	209
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$274,286,509
Number of Portfolio Holdings	209
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	0.2%
Ba	40.8%
B	38.5%
Caa	15.6%
Not Rated	2.3%
Short-Term and Other Assets	2.6%
Ten largest holdings
Security(a)	Percent of Net Assets
DISH Network Corp., 11.75%, 11/15/27	2.4%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27	2.1%
Carnival Corp., 5.75%, 03/01/27	1.8%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27	1.8%
TransDigm Inc., 5.50%, 11/15/27	1.7%
SS&C Technologies Inc., 5.50%, 09/30/27	1.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27	1.3%
Rakuten Group Inc., 11.25%, 02/15/27	1.3%
CHS/Community Health Systems Inc., 5.63%, 03/15/27	1.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
DISH Network Corp., 11.75%, 11/15/27	2.4%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27	2.1%
Carnival Corp., 5.75%, 03/01/27	1.8%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27	1.8%
TransDigm Inc., 5.50%, 11/15/27	1.7%
SS&C Technologies Inc., 5.50%, 09/30/27	1.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27	1.3%
Rakuten Group Inc., 11.25%, 02/15/27	1.3%
CHS/Community Health Systems Inc., 5.63%, 03/15/27	1.1%
(a)Excludes money market funds.
C000236812 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Class Name	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Trading Symbol	TLTW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 20+ Year Treasury Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 10	[30]
Expense Ratio, Percent	0.20%	[30],[31]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.25%	9.16%	(3.76)%
ICE BofA US Broad Market Index	2.52	7.99	2.09
Cboe TLT 2% OTM BuyWrite Index	1.86	10.40	(2.91)

Performance Inception Date	Aug. 18, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,048,123,190
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,048,123,190
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	1.4%
Options Written	(1.2)%
Maturity allocation (of the underlying fund)(a)
Maturity	Percent of Total Investments(b)
15-20 Years	0.0	%(c)
20-25 Years	33.4%
25-30 Years	66.6%
(a)	The underlying fund is iShares 20+ Year Treasury Bond ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.01%.

C000236814 [Member]
Shareholder Report [Line Items]
Fund Name	iShares High Yield Corporate Bond BuyWrite Strategy ETF
Class Name	iShares High Yield Corporate Bond BuyWrite Strategy ETF
Trading Symbol	HYGW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares High Yield Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Corporate Bond BuyWrite Strategy ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 10	[32]
Expense Ratio, Percent	0.20%	[32],[33]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.37%	5.19%	4.89%
Bloomberg U.S. Universal Index	2.53	8.14	2.63
Cboe HYG BuyWrite Index	0.26	4.31	4.77

Performance Inception Date	Aug. 18, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 220,693,728
Holdings Count | Holding	3
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$220,693,728
Number of Portfolio Holdings	3
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	100.4%
Short-term Investments	1.5%
Options Written	(1.9)%
Maturity allocation (of the underlying fund)(a)
Maturity	Percent of Total Investments(b)
0-1 Year	0.2%
1-5 Years	61.2%
5-10 Years	35.6%
10-15 Years	0.3%
More than 20 Years	2.7%
(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)	Excludes money market funds.

C000236816 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
Class Name	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
Trading Symbol	LQDW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 10	[34]
Expense Ratio, Percent	0.20%	[34],[35]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	2.57%	6.27%	0.37%
Bloomberg U.S. Universal Index	2.53	8.14	2.63
Cboe LQD BuyWrite Index	1.88	5.72	0.47

Performance Inception Date	Aug. 18, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 234,044,798
Holdings Count | Holding	3
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$234,044,798
Number of Portfolio Holdings	3
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Asset Type	Percent of Net Assets
Investment Companies	100.3%
Short-term Investments	1.6%
Options Written	(1.9)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.4%
Aa	7.3%
A	46.3%
Baa	41.3%
Ba	2.3%
Not Rated	0.4%
(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000237776 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Class Name	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Trading Symbol	BEMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	$9	0.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[36]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.71%	8.35%	8.09%
J.P. Morgan EMBI Global Diversified Index	1.79	8.77	8.80
J.P. Morgan EM Sovereign and Corporate Credit Core Index	1.77	8.62	8.23

Performance Inception Date	Feb. 22, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 46,597,571
Holdings Count | Holding	297
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$46,597,571
Number of Portfolio Holdings	297
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	11.9%
A	13.5%
Baa	33.5%
Ba	15.5%
B	9.0%
Caa	8.1%
Ca	0.6%
Not Rated	7.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	5.5%
Saudi Arabia	5.3%
Mexico	5.0%
United Arab Emirates	4.4%
Turkey	3.9%
Brazil	3.9%
Indonesia	3.7%
South Korea	3.1%
Chile	3.0%
India	3.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000247831 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 BuyWrite ETF
Class Name	iShares Russell 2000 BuyWrite ETF
Trading Symbol	IWMW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 BuyWrite ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 BuyWrite ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 10	[37]
Expense Ratio, Percent	0.20%	[37],[38]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(4.96)%	(0.99)%	(2.49)%
Russell 3000® Index	(2.15)	11.40	7.90
Cboe FTSE Russell IWM 2% OTM BuyWrite Index	(4.95)	(1.32)	(2.76)

Performance Inception Date	Mar. 14, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 21,657,796
Holdings Count | Holding	3
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$21,657,796
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	101.0%
Short-term Investments	2.0%
Options Written	(3.0)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	19.7%
Industrials	17.6%
Health Care	17.1%
Information Technology	12.6%
Consumer Discretionary	9.1%
Real Estate	6.2%
Energy	4.5%
Materials	4.0%
Consumer Staples	3.3%
Utilities	3.3%
Communication Services	2.6%
(a)	The underlying fund is iShares Russell 2000 ETF.
(b)	Excludes money market funds.

C000247832 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 BuyWrite ETF
Class Name	iShares S&P 500 BuyWrite ETF
Trading Symbol	IVVW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 BuyWrite ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 BuyWrite ETF	$11(a)	0.22%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 11	[39]
Expense Ratio, Percent	0.22%	[39],[40]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(1.03)%	7.38%	5.77%
S&P Total Market Index	(2.27)	11.25	7.78
Cboe S&P 500 Enhanced 1% OTM BuyWrite Index	(0.59)	8.06	6.28

Performance Inception Date	Mar. 14, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 38,526,988
Holdings Count | Holding	3
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$38,526,988
Number of Portfolio Holdings	3
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	102.2%
Short-term Investments	1.5%
Options Written	(3.7)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	30.3%
Financials	14.5%
Health Care	10.8%
Consumer Discretionary	10.3%
Communication Services	9.3%
Industrials	8.5%
Consumer Staples	6.2%
Energy	3.2%
Utilities	2.6%
Real Estate	2.3%
Materials	2.0%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.

C000249959 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2031 Term High Yield and Income ETF
Class Name	iShares iBonds 2031 Term High Yield and Income ETF
Trading Symbol	IBHK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 2031 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2031 Term High Yield and Income ETF	$17	0.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[41]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	1.43%	6.47%
Bloomberg U.S. Universal Index	2.53	6.15
Bloomberg 2031 Term High Yield and Income Index	1.65	6.71

Performance Inception Date	May 22, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 22,658,706
Holdings Count | Holding	199
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$22,658,706
Number of Portfolio Holdings	199
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	0.7%
Ba	38.8%
B	51.8%
Caa	4.1%
Not Rated	1.8%
Short-Term and Other Assets	2.8%
Ten largest holdings
Security(a)	Percent of Net Assets
Panther Escrow Issuer LLC, 7.13%, 06/01/31	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31	1.7%
UKG Inc., 6.88%, 02/01/31	1.7%
Allied Universal Holdco LLC, 7.88%, 02/15/31	1.6%
Carvana Co., 14.00%, 06/01/31	1.5%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31	1.4%
Boost Newco Borrower LLC, 7.50%, 01/15/31	1.4%
Venture Global LNG Inc., 8.38%, 06/01/31	1.4%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 10.00%, 02/15/31	1.3%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31	1.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Panther Escrow Issuer LLC, 7.13%, 06/01/31	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31	1.7%
UKG Inc., 6.88%, 02/01/31	1.7%
Allied Universal Holdco LLC, 7.88%, 02/15/31	1.6%
Carvana Co., 14.00%, 06/01/31	1.5%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31	1.4%
Boost Newco Borrower LLC, 7.50%, 01/15/31	1.4%
Venture Global LNG Inc., 8.38%, 06/01/31	1.4%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 10.00%, 02/15/31	1.3%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31	1.2%
(a)Excludes money market funds.
C000249960 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2030 Term Muni Bond ETF
Class Name	iShares iBonds Dec 2030 Term Muni Bond ETF
Trading Symbol	IBMS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2030 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Muni Bond ETF	$9	0.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[42]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	0.57%	2.96%
S&P Municipal Bond Index	(0.41)	1.77
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2030 IndexTM	0.30	2.49

Performance Inception Date	May 22, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 65,595,595
Holdings Count | Holding	613
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$65,595,595
Number of Portfolio Holdings	613
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
S&P Credit Rating*	Percent of Net Assets
AAA	20.0%
AA+	20.2%
AA	19.2%
AA-	13.2%
A+	6.8%
A	2.7%
A-	4.0%
BBB	0.2%
Not Rated	12.7%
Short-Term and Other Assets	1.0%
Ten largest states
State	Percent of Net Assets(a)
California	14.2%
Texas	13.0%
New York	11.1%
Washington	4.6%
Illinois	4.5%
Florida	4.4%
Virginia	3.0%
Maryland	2.6%
Ohio	2.6%
Tennessee	2.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization.
C000249961 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2034 Term Corporate ETF
Class Name	iShares iBonds Dec 2034 Term Corporate ETF
Trading Symbol	IBDZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2034 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[43]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	2.17%	6.67%
Bloomberg U.S. Universal Index	2.53	6.15
Bloomberg December 2034 Maturity Corporate Index	2.19	6.47

Performance Inception Date	May 22, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 326,259,171
Holdings Count | Holding	377
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$326,259,171
Number of Portfolio Holdings	377
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.3%
Aa	7.2%
A	29.4%
Baa	57.9%
Ba	2.5%
Not Rated	0.9%
Short-Term and Other Assets	1.8%
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 5.05%, 03/15/34	1.0%
Broadcom Inc., 3.47%, 04/15/34	1.0%
AT&T Inc., 5.40%, 02/15/34	0.9%
Bristol-Myers Squibb Co., 5.20%, 02/22/34	0.8%
Cisco Systems Inc., 5.05%, 02/26/34	0.8%
Boeing Co. (The), 6.53%, 05/01/34	0.8%
Meta Platforms Inc., 4.75%, 08/15/34	0.8%
Kroger Co. (The), 5.00%, 09/15/34	0.7%
Citibank NA, 5.57%, 04/30/34	0.7%
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	0.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 5.05%, 03/15/34	1.0%
Broadcom Inc., 3.47%, 04/15/34	1.0%
AT&T Inc., 5.40%, 02/15/34	0.9%
Bristol-Myers Squibb Co., 5.20%, 02/22/34	0.8%
Cisco Systems Inc., 5.05%, 02/26/34	0.8%
Boeing Co. (The), 6.53%, 05/01/34	0.8%
Meta Platforms Inc., 4.75%, 08/15/34	0.8%
Kroger Co. (The), 5.00%, 09/15/34	0.7%
Citibank NA, 5.57%, 04/30/34	0.7%
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	0.6%
(a)Excludes money market funds.
C000249962 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2034 Term TIPS ETF
Class Name	iShares iBonds Oct 2034 Term TIPS ETF
Trading Symbol	IBIK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Oct 2034 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2034 Term TIPS ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[44]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	3.15%	6.06%
ICE BofA US Broad Market Index	2.52	5.94
ICE 2034 Maturity US Inflation-Linked Treasury Index	3.18	6.13

Performance Inception Date	May 22, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 42,196,964
Holdings Count | Holding	2
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$42,196,964
Number of Portfolio Holdings	2
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	99.5%
Short-Term and Other Assets	0.5%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Inflation Indexed Bond, 1.88%, 07/15/34	51.1%
U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/34	48.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]	All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Inflation Indexed Bond, 1.88%, 07/15/34	51.1%
U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/34	48.4%
(a)Excludes money market funds.
C000250196 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2034 Term Treasury ETF
Class Name	iShares iBonds Dec 2034 Term Treasury ETF
Trading Symbol	IBTP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2034 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Treasury ETF	$4	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[45]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	3.29%	5.88%
ICE BofA US Broad Market Index	2.52	5.45
ICE 2034 Maturity US Treasury Index	3.30	5.92

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 131,502,894
Holdings Count | Holding	4
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$131,502,894
Number of Portfolio Holdings	4
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	98.3%
Short-Term and Other Assets	1.7%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.38%, 05/15/34	25.1%
U.S. Treasury Note/Bond, 4.25%, 11/15/34	24.8%
U.S. Treasury Note/Bond, 4.00%, 02/15/34	24.3%
U.S. Treasury Note/Bond, 3.88%, 08/15/34	24.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.38%, 05/15/34	25.1%
U.S. Treasury Note/Bond, 4.25%, 11/15/34	24.8%
U.S. Treasury Note/Bond, 4.00%, 02/15/34	24.3%
U.S. Treasury Note/Bond, 3.88%, 08/15/34	24.1%
(a)Excludes money market funds.
C000250197 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2044 Term Treasury ETF
Class Name	iShares iBonds Dec 2044 Term Treasury ETF
Trading Symbol	IBGA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2044 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2044 Term Treasury ETF	$3	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[46]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	0.85%	3.19%
ICE BofA US Broad Market Index	2.52	5.45
ICE 2044 Maturity US Treasury Index	0.84	3.17

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 66,362,000
Holdings Count | Holding	9
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$66,362,000
Number of Portfolio Holdings	9
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	97.9%
Short-Term and Other Assets	2.1%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/44	16.8%
U.S. Treasury Note/Bond, 4.50%, 02/15/44	16.6%
U.S. Treasury Note/Bond, 4.13%, 08/15/44	14.9%
U.S. Treasury Note/Bond, 4.63%, 11/15/44	14.3%
U.S. Treasury Note/Bond, 3.00%, 11/15/44	10.3%
U.S. Treasury Note/Bond, 3.13%, 08/15/44	9.1%
U.S. Treasury Note/Bond, 3.63%, 02/15/44	8.2%
U.S. Treasury Note/Bond, 3.38%, 05/15/44	7.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/44	16.8%
U.S. Treasury Note/Bond, 4.50%, 02/15/44	16.6%
U.S. Treasury Note/Bond, 4.13%, 08/15/44	14.9%
U.S. Treasury Note/Bond, 4.63%, 11/15/44	14.3%
U.S. Treasury Note/Bond, 3.00%, 11/15/44	10.3%
U.S. Treasury Note/Bond, 3.13%, 08/15/44	9.1%
U.S. Treasury Note/Bond, 3.63%, 02/15/44	8.2%
U.S. Treasury Note/Bond, 3.38%, 05/15/44	7.7%
(a)Excludes money market funds.
C000250199 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2054 Term Treasury ETF
Class Name	iShares iBonds Dec 2054 Term Treasury ETF
Trading Symbol	IBGK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds Dec 2054 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2054 Term Treasury ETF	$3	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[47]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	(1.50)%	0.86%
ICE BofA US Broad Market Index	2.52	5.45
ICE 2054 Maturity US Treasury Index	(1.49)	0.93

Performance Inception Date	Jun. 11, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,422,728
Holdings Count | Holding	4
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,422,728
Number of Portfolio Holdings	4
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	98.1%
Short-Term and Other Assets	1.9%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/54	25.4%
U.S. Treasury Note/Bond, 4.50%, 11/15/54	24.9%
U.S. Treasury Note/Bond, 4.25%, 08/15/54	23.9%
U.S. Treasury Note/Bond, 4.25%, 02/15/54	23.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/54	25.4%
U.S. Treasury Note/Bond, 4.50%, 11/15/54	24.9%
U.S. Treasury Note/Bond, 4.25%, 08/15/54	23.9%
U.S. Treasury Note/Bond, 4.25%, 02/15/54	23.9%
(a)Excludes money market funds.

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